Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of class A common stock, classified as temporary equity in the condensed balance sheets

As of December 31, 2024 and 2023, the Class A common stock, classified as temporary equity in the balance sheets reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2022	$237,984,513
Remeasurement of Class A common stock subject to possible redemption	6,707,678
Redemption of Class A common stock	(197,694,657)
Trust Account withdrawal for tax payments	(2,287,729)
Class A common stock subject to possible redemption, December 31, 2023	44,709,805
Remeasurement of Class A common stock subject to possible redemption	966,174
Redemption of Class A common stock	(44,757,709)
Trust Account withdrawal for tax payments	(489,119)
Class A common stock subject to possible redemption, December 31, 2024	$429,151

Schedule of calculation of basic and diluted net income (loss) per common stock

The following table reflects the calculation of basic and diluted net loss per common stock for the year ended December 31, 2024 (in dollars, except per share amounts):

For the Year Ended
December 31, 2024
Net loss	$(5,107,051)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(966,174)
Net loss including accretion of Class A redeemable shares to redemption value	$(5,584,106)

	For the Year Ended
	December 31, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Weighted average shares ratio	22%	78%	100%

Net loss allocated based on ownership percentage	$(1,118,969)	$(3,988,082)	$(5,107,051)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	107,167	381,952	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(211,691)	(754,483)	(966,174)

Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	966,174	—	966,174
Total income (loss) based on ownership percentage	$(746,438)	$(4,360,613)	$(5,107,051)

Weighted average shares outstanding	1,613,326	5,750,000
Basic and diluted net loss per share	$(0.46)	$(0.76)

The following table reflects the calculation of basic and diluted net income (loss) per common stock for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$2,729,602
Plus: Trust Account withdrawals for tax payments	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,690,348)

	For the Year Ended
	December 31, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	68%	32%	100%

Net income allocated based on ownership percentage	$1,865,473	$864,129	$2,729,602

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	1,563,487	724,242	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,584,183)	(2,123,495)	(6,707,678)

Less: Accretion applicable to Trust Account withdrawals for tax payments	(2,287,729)	—	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	6,707,678	—	6,707,678
Total income (loss) based on ownership percentage	$3,264,726	$(535,124)	$2,729,602

Weighted average shares outstanding	12,413,050	5,750,000
Basic and diluted net income (loss) per share	$0.26	$(0.09)